Interest and Finance Costs	12 Months Ended
Dec. 31, 2023
Interest and Finance Costs
Interest and Finance Costs

10.Interest and Finance Costs:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year ended December 31,
	2023	2022	2021
Interest expense (Note 5)	$37,387	$25,661	$18,762
Amortization of deferred financing fees	1,667	2,032	2,285
Other	156	218	373
Total	$39,210	$27,911	$21,420